Business Combinations (Acquisition of MoboTap, Allocation of Consideration of Assets Acquired and Liabilities Assumed Based on Fair Values) (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Jul. 31, 2014
Business Acquisition [Line Items]
Goodwill	$ 26,502	$ 111,082	$ 258,997
MoboTap [Member]
Business Acquisition [Line Items]
Cash consideration				$ 90,830
Repurchase option				793
Identifiable intangible assets acquired				27,000
Goodwill				113,040
Other assets				6,714
Put option				(298)
Liabilities assumed				(2,995)
Non-controlling interest				(53,424)
Total				$ 90,830